TYPE     13F-HR
PERIOD     9/30/2002
FILER
           CIK          0001068837
        CCC            ivwuv5@u
SUBMISSION-CONTACT
       NAME      dhedges@iim-ar.com
         PHONE            770-690-4713

                                UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                        Form 13F

                              Form 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment   [   ] ;   Amendment Number:  _________
This Amendment  (Check only one):    [   ]   is a restatement
                                        [   ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:        ING Investment Management LLC
Address:     5780 Powers Ferry Road, N.W.
                   Suite 300
                    Atlanta, GA   30327 -4349

Form 13F File Number:     28-07292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph D. Horan
Title:     Vice President, Controller
Phone:     770-690-4814

Signature, Place, and Date of Signing:

/s/  Joseph D. Horan           Atlanta, GA          11/15/2002
__________________                ___________            __________
[Signature]                        [City,  State]                  [Date]

Report Type  (Check only one.):

[X]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
           this report, and all holdings are reported by other reporting manager(s).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
          holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form 13F  SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:             5
Form 13F Information Table Value Total:     $   2,404
List of Other Included Manager:
No.             13F File Number                     Name

01                28-7516                  ING Mutual Funds Management Co. LLC

Name of Issuer                              Class     Cusip     Value (x$1000 Shrs/Prn     Invt Discr  Other Voting Auth
__________                                  _____     _____         ________________       ____          ___ _____


ING Investment Management
  AMC ENTERTAINMENT INC                      COMM    001669100           380      51,330   Sole                51,330
  NEUBERGER & BERMAN AMT PARTNER             COMM    641222104         1,859  164,350.78   Sole            164,350.78
  PHONETEL TECHNOLOGIES                      COMM    71921H505             2      76,000   Sole                76,000
  PRIME HOSPITALITY                          COMM    741917108            88      10,773   Sole                10,773
  TRENWICK GROUP LTD                         COMM    G9032C109            74      14,300   Sole                14,300